Average Annual Total Returns{- Fidelity Freedom Blend 2010 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2010 Fund	Fidelity Freedom Blend 2010 Fund- Retail Return Before Taxes Past 1 year	Fidelity Freedom Blend 2010 Fund- Retail Return Before Taxes Since Inception		Fidelity Freedom Blend 2010 Fund- Retail After Taxes on Distributions Past 1 year	Fidelity Freedom Blend 2010 Fund- Retail After Taxes on Distributions Since Inception		Fidelity Freedom Blend 2010 Fund- Retail After Taxes on Distributions and Sales Past 1 year	Fidelity Freedom Blend 2010 Fund- Retail After Taxes on Distributions and Sales Since Inception		LB001 Past 1 year	LB001 Since Inception		F0201 Past 1 year	F0201 Since Inception
Total	5.16%	7.41%	[1]	3.28%	6.03%	[1]	3.66%	5.35%	[1]	(1.54%)	4.61%	[1]	5.40%	7.54%	[1]

[1]	(a)From August 31, 2018